Business combination - Identifiable assets acquired and goodwill (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Oct. 16, 2019	Jun. 27, 2019	Apr. 02, 2019
Values recognized on acquisition
Cash and cash equivalents	R$ 1,678
Accounts receivable	2,165
Other receivables	793
Current assets	4,636
Software	14,358
Accounts receivable	21,182
Property, plant and equipment	1,795
Intangible assets	726
Non-current assets	38,061
Suppliers	546
Loans and financing	443
Labor obligations	3,289
Tax liabilities	1,032
Other liabilities payable	306
Current liabilities	5,616
Other liabilities payable	1,679
Non-current liabilities	1,679
Fair value of assets acquired	42,697
Fair value of liabilities assumed	7,295
Total identifiable net assets	35,402
Consideration	153,671
Goodwill	R$ 118,269
Hiper Software S.A.
Values recognized on acquisition
Cash and cash equivalents				R$ 937
Accounts receivable				342
Other receivables				149
Current assets				1,428
Software				5,025
Accounts receivable				2,298
Property, plant and equipment				805
Intangible assets				568
Non-current assets				8,696
Suppliers				127
Labor obligations				1,160
Tax liabilities				78
Other liabilities payable				3
Current liabilities				1,368
Fair value of assets acquired				10,124
Fair value of liabilities assumed				1,368
Total identifiable net assets				8,756
Consideration				32,314
Goodwill				R$ 23,558
Millennium
Values recognized on acquisition
Cash and cash equivalents			R$ 125
Accounts receivable			579
Other receivables			14
Current assets			718
Software			5,954
Accounts receivable			6,070
Property, plant and equipment			461
Intangible assets			120
Non-current assets			12,605
Suppliers			326
Loans and financing			443
Labor obligations			1,295
Tax liabilities			626
Other liabilities payable			301
Current liabilities			2,991
Other liabilities payable			1,679
Non-current liabilities			1,679
Fair value of assets acquired			13,323
Fair value of liabilities assumed			4,670
Total identifiable net assets			8,653
Consideration			86,671
Goodwill			R$ 78,018
SetaDigital Sistemas Gerenciais Ltda.
Values recognized on acquisition
Cash and cash equivalents		R$ 616
Accounts receivable		1,244
Other receivables		630
Current assets		2,490
Software		3,379
Accounts receivable		12,814
Property, plant and equipment		529
Intangible assets		38
Non-current assets		16,760
Suppliers		93
Labor obligations		834
Tax liabilities		328
Other liabilities payable		2
Current liabilities		1,257
Fair value of assets acquired		19,250
Fair value of liabilities assumed		1,257
Total identifiable net assets		17,993
Consideration		34,686
Goodwill		R$ 16,693